NOTE PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
NOTE PAYABLE
NOTE PAYABLE

7.NOTE PAYABLE

In November 2020, the Company entered into a financing arrangement for its Director and Officer Insurance policy. The total amount financed was approximately $540,500 with an annual interest rate of 4.59%, to be paid over a period of nine months. As of December 31, 2021, this financing arrangement was paid in its entirety.

In November 2021, the Company entered into a financing arrangement for its Director and Officer Insurance policy. The total amount financed was approximately $665,900 with an annual interest rate of 4.59%, to be paid over a period of ten months. As of March 31, 2022 and December 31, 2021, the remaining payable balance on the financed amount was $285,700 and $454,500, respectively.

7.NOTE PAYABLE

In November 2020, the Company entered into a financing arrangement for its Director and Officer Insurance policy. The total amount financed was approximately $540,500 with an annual interest rate of 4.59%, to be paid over a period of nine months. As of December 31, 2020, the remaining payable balance on the financed amount was $362,400. As of December 31, 2021, this financing arrangement was paid in its entirety.

In November 2021, the Company entered into a financing arrangement for its Director and Officer Insurance policy. The total amount financed was approximately $665,900 with an annual interest rate of 4.59%, to be paid over a period of ten months. As of December 31, 2021, the remaining payable balance on the financed amount was $454,500.